LONG TERM INVESTMENT, NET (Tables)	12 Months Ended
Jun. 30, 2025
Investments, All Other Investments [Abstract]
SCHEDULE OF LONG TERM INVESTMENT, NET

Equity investment using the measurement alternative
Balance as of June 30, 2023	$1,516,900
Foreign currency translation adjustments	(3,300)
Balance as of June 30, 2024	1,513,600
Additions	19,000,000
Foreign currency translation adjustments	143,152
Balance as of Jun 30, 2025	$20,656,752